UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
August 31, 2010 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)
Consumer Discretionary--13.5%
Discovery Communications, Cl. C	43,900 a	1,483,820
Estee Lauder, Cl. A	57,700	3,235,239
Gap	179,150	3,025,843
Garmin	65,150 b	1,733,641
Limited Brands	118,600	2,798,960
McDonald's	29,075	2,124,220
McGraw-Hill	76,100	2,104,165
New York Times, Cl. A	293,800 a	2,109,484
Staples	75,700	1,345,189
Starbucks	125,100	2,876,049
Target	43,900	2,245,924
TJX	81,325	3,227,789
Weight Watchers International	29,950 b	854,174
		29,164,497
Consumer Staples--10.7%
Church & Dwight	45,050	2,758,411
Costco Wholesale	76,775	4,341,626
General Mills	33,200	1,200,512
Kimberly-Clark	22,325	1,437,730
PepsiCo	50,850	3,263,553
Procter & Gamble	106,450	6,351,872
Unilever (NY Shares)	65,500	1,754,745
Whole Foods Market	61,600 a	2,143,064
		23,251,513
Energy--6.9%
Cenovus Energy	80,925	2,177,692
Devon Energy	53,200	3,206,896
EnCana	58,125	1,597,856
Forest Oil	94,000 a	2,455,280
Nexen	99,775	1,846,835
Noble	117,700	3,662,824
		14,947,383
Financial--13.8%

Berkshire Hathaway, Cl. B	37,300 a	2,938,494
Comerica	78,900	2,714,949
Discover Financial Services	225,975	3,278,897
First Horizon National	185,200 a	1,866,816
International Bancshares	131,400	2,049,840
Investment Technology Group	86,850 a	1,154,237
JPMorgan Chase & Co.	59,600	2,167,056
Marshall & Ilsley	308,800	2,022,640
PNC Financial Services Group	73,200	3,730,272
State Street	42,800	1,501,424
T. Rowe Price Group	48,700	2,132,086
Travelers	45,975	2,251,856
Waddell & Reed Financial, Cl. A	95,200	2,190,552
		29,999,119
Health Care--13.3%
Aetna	95,900	2,562,448
Allergan	39,900	2,450,658
Amgen	62,125 a	3,170,860
AstraZeneca, ADR	45,775 b	2,262,658
Becton Dickinson & Co.	33,750	2,301,412
Biogen Idec	40,900 a	2,200,420
Gilead Sciences	65,250 a	2,078,865
Humana	45,550 a	2,176,834
Johnson & Johnson	75,900	4,327,818
Kinetic Concepts	48,650 a,b	1,552,908
Life Technologies	57,900 a	2,476,383
Novartis, ADR	24,525 b	1,287,317
		28,848,581
Industrial--9.2%
3M	50,775	3,988,376
Brink's	44,400	837,828
Donaldson	24,575	1,029,693
Dun & Bradstreet	19,825	1,306,468
Emerson Electric	91,225	4,255,646
Equifax	41,375	1,219,321
Ryder System	41,650	1,598,111
United Technologies	86,150	5,617,842
		19,853,285
Information Technology--25.0%
Accenture, Cl. A	92,100	3,370,860

Apple	22,075 a	5,372,393
Avnet	48,450 a	1,109,505
CA	81,500	1,467,815
Cisco Systems	102,125 a	2,047,606
EMC	183,025 a	3,338,376
Google, Cl. A	9,800 a	4,410,196
Intel	185,100	3,279,972
International Business Machines	67,850	8,361,155
Microsoft	347,100	8,149,908
National Semiconductor	115,300	1,453,933
Oracle	225,225	4,927,923
QUALCOMM	110,600	4,237,086
Symantec	83,750 a	1,141,513
Western Union	98,175	1,539,384
		54,207,625
Materials--2.7%
Alcoa	315,200	3,218,192
Schnitzer Steel Industries, Cl. A	32,750 b	1,448,860
Worthington Industries	76,200	1,083,564
		5,750,616
Utilities--3.2%
NextEra Energy	53,275	2,862,466
Sempra Energy	60,775	3,094,663
WGL Holdings	28,625 b	1,009,604
		6,966,733
Total Common Stocks
(cost $221,116,161)		212,989,352

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,799,000)	2,799,000 [c]	2,799,000
Investment of Cash Collateral for
Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,459,982)	7,459,982 [c]	7,459,982
Total Investments (cost $231,375,143)	103.0%	223,248,334

Liabilities, Less Cash and Receivables	(3.0%)	(6,445,709)
Net Assets	100.0%	216,802,625

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At August 31, 2010, the total market value of the fund's securities on loan is $7,301,644 and the total market value of the collateral held by the fund is $7,459,982.

c	Investment in affiliated money market mutual fund.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $231,375,143. Net unrealized depreciation on investments was $8,126,809 of which $12,701,083 related to appreciated investment securities and $20,827,892 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	25.0
Financial	13.8
Consumer Discretionary	13.5
Health Care	13.3
Consumer Staples	10.7
Industrial	9.2
Energy	6.9
Money Market Investments	4.7
Utilities	3.2
Materials	2.7
103.0
† Based on net assets.

100-743-21

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	202,062,249	-	-	202,062,249
Equity Securities - Foreign+	10,927,103	-	-	10,927,103
Mutual Funds	10,258,982	-	-	10,258,982
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	October 26, 2010

                                                                  EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)